Consolidated Statement Of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities
Net income (loss)	$ 262,610	$ (147,292)	$ 166,821
Add (deduct) adjustments to reconcile net income (loss) to net cash flows from operating activities
Depreciation, amortization and accretion	844,361	836,532	1,018,077
Bad debts expense	112,292	107,861	105,629
Stock-based compensation expense	40,400	35,793	30,338
Deferred income taxes, net	70,849	71,713	(67,150)
Equity in earnings of unconsolidated entities	(140,076)	(131,965)	(132,714)
Distributions from unconsolidated entities	60,060	112,349	127,929
Loss on impairment of assets		87,802
(Gain) loss on asset disposals, net	22,176	26,531	30,841
(Gain) loss on sale of business and other exit costs, net	(135,887)	(15,846)	(300,656)
(Gain) loss on license sales and exchanges	(146,884)	(112,993)	(255,479)
(Gain) loss on investments			(14,547)
Noncash interest expense	2,760	1,642	2,463
Other operating activities	(769)	(641)	612
Changes in assets and liabilities from operations
Accounts receivable	(120,230)	17,629	(293,729)
Equipment installment plans receivable	(133,734)	(188,829)	(591)
Inventory	115,482	(29,149)	(83,536)
Accounts payable	7,245	(117,264)	86,028
Customer deposits and deferred revenues	(35,850)	33,952	66,460
Accrued taxes	38,259	(122,921)	17,388
Accrued interest	4,046	1,277	380
Other assets and liabilities	(77,416)	(71,369)	(9,954)
Net cash provided by operating activities	789,694	394,812	494,610
Cash flows from investing activities
Cash used for additions to property, plant and equipment	(800,628)	(799,496)	(883,797)
Cash paid for acquisitions and licenses	(286,861)	(295,253)	(314,570)
Cash received from divestitures and exchanges	342,870	187,645	811,120
Cash received for investments		50,000	115,000
Federal Communications Commission deposit		(60,000)
Other investing activities	6,932	7,360	11,594
Net cash used in investing activities	(737,687)	(909,744)	(260,653)
Cash flows from financing activities
Repayment of long-term debt	(816)	(1,072)	(1,581)
Issuance of long-term debt	525,000	275,000	37
Repayment of borrowing under revolving credit facility		(150,000)
Borrowing under revolving credit facility		150,000
TDS Common Shares reissued for benefit plans, net of tax payments	13,329	(2,019)	9,654
U.S. Cellular Common Shares reissued for benefit plans, net of tax payments	2,167	830	5,784
Repurchase of TDS Common Shares		(39,096)	(9,692)
Repurchase of U.S. Cellular Common Shares	(6,188)	(18,943)	(18,544)
Dividends paid to TDS shareholders	(61,219)	(58,040)	(55,293)
U.S. Cellular dividends paid to noncontrolling public shareholders			(75,235)
Payment of debt issuance costs	(13,026)	(10,215)	(23)
Distributions to noncontrolling interests	(6,369)	(627)	(3,766)
Payments to acquire additional interest in subsidiaries	(3,983)		(4,505)
Other financing activities	11,840	11,001	8,740
Net cash provided by (used in) financing activities	460,735	156,819	(144,424)
Net increase (decrease) in cash and cash equivalents	512,742	(358,113)	89,533
Cash and cash equivalents
Beginning of period	471,901	830,014	740,481
End of period	$ 984,643	$ 471,901	$ 830,014